Goodwill - Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Goodwill [Abstract]
Balance		$ 2,973,850
Acquisition of Industrial Insights Consulting LTD			2,973,850
Balance			2,973,850
Impairment of goodwill in relation to Insights Consulting LTD		$ (2,973,850)